Expense Example {- Fidelity Advisor Freedom® 2025 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-08 - Fidelity Advisor Freedom® 2025 Fund - Class Z6	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	243
10 years	$ 533